Deferred Income	12 Months Ended
Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Deferred income
30	Deferred income

	2020	2021
	RMB’000	RMB’000
As at 1 January	10,005	13,433
Additions	3,865	—
Amortization	(437)	(713)

As at 31 December	13,433	12,720